Share-based compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Share-based compensation
Total	¥ 778	$ 115	¥ 694
Research and development
Share-based compensation
Total	14	2	116
Sales and marketing
Share-based compensation
Total			7
General and administrative
Share-based compensation
Total	¥ 764	$ 113	¥ 571